SHARE-BASED PAYMENT - Restricted Stock Units (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended				36 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
SHARE-BASED PAYMENT
Share-based compensation expense | ¥	¥ 83,122		¥ 65,154	¥ 55,128
Restricted Stock Units
SHARE-BASED PAYMENT
Vesting rights percentage					20.00%
Reacquisition of non-vested shares, consideration | ¥	0		¥ 0	¥ 0
Aggregate fair value of the restricted shares at the grant dates | ¥	¥ 136,342
Weighted average grant-date fair value of non-vested shares | ¥ / shares	¥ 21.67				¥ 21.67
Fair value per ordinary share on the grant-date | ¥ / shares	¥ 11,648		¥ 21,020	¥ 79	¥ 11,648
Share-based compensation expense	¥ 18,707	$ 2,034,432	¥ 22,838	¥ 3,598
Unrecognized compensation cost | ¥	¥ 49,397				¥ 49,397
Weighted average vesting period over which unrecognized compensation costs is expected to be recognized	3 years 1 month 9 days	3 years 1 month 9 days
Weighted average grant date fair value (in RMB per share) | ¥ / shares	¥ 21.44		¥ 22.84	¥ 12.65
Restricted Shares
Balance at the beginning of the year (in shares)	1,816,842	1,816,842
Granted (in shares)	2,034,432	2,034,432	2,216,120	30,000
Vested (in shares)	(517,667)	(517,667)
Cancelled and forfeited (in shares)	(254,171)	(254,171)
Balance at the end of the year (in shares)	3,079,436	3,079,436	1,816,842		3,079,436
Restricted Stock Units | Annual Basis Ending on Fourth Anniversary of Grant Date
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years	5 years
Restricted Stock Units | Minimum
SHARE-BASED PAYMENT
Vesting period (in years)	4 years	4 years	4 years	4 years
Restricted Stock Units | Maximum
SHARE-BASED PAYMENT
Vesting period (in years)	5 years	5 years	5 years	5 years